Loans, financing, debentures and hedge derivative financial instruments - Summary of Collateral to Financial Institutions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IPP [member]
Statement [line items]
Maximum amount of future payments related to these collaterals	R$ 330,944	R$ 81,344
Maturities of up to	46 months	60 months
Fair value of collaterals	R$ 5,496	R$ 1,237
Oxiteno [member]
Statement [line items]
Maximum amount of future payments related to these collaterals		R$ 2,753
Maturities of up to		4 months
Fair value of collaterals		R$ 68